Investments	6 Months Ended
Jun. 30, 2014
Investments disclosure
Investments disclsoure [Text Block]

3.                       INVESTMENTS

Fixed Maturities

The amortized cost and fair value of investments in fixed maturities classified as available for sale were as follows:

	Amortized	Gross Unrealized		Fair
(at June 30, 2014, in millions)	Cost	Gains	Losses	Value
U.S. Treasury securities and obligations of U.S. government and government agencies and authorities	$2,060	$40	$6	$2,094
Obligations of states, municipalities and political subdivisions:
Pre-refunded	8,096	359	—	8,455
All other	25,309	1,341	80	26,570

Total obligations of states, municipalities and political subdivisions	33,405	1,700	80	35,025
Debt securities issued by foreign governments	2,549	37	4	2,582
Mortgage-backed securities, collateralized mortgage obligations and pass-through securities	2,154	178	6	2,326
All other corporate bonds	21,541	969	95	22,415
Redeemable preferred stock	132	9	—	141

Total	$61,841	$2,933	$191	$64,583

	Amortized	Gross Unrealized		Fair
(at December 31, 2013, in millions)	Cost	Gains	Losses	Value
U.S. Treasury securities and obligations of U.S. government and government agencies and authorities	$2,288	$39	$12	$2,315
Obligations of states, municipalities and political subdivisions:
Pre-refunded	9,074	445	1	9,518
All other	25,414	991	361	26,044

Total obligations of states, municipalities and political subdivisions	34,488	1,436	362	35,562
Debt securities issued by foreign governments	2,552	33	8	2,577
Mortgage-backed securities, collateralized mortgage obligations and pass-through securities	2,263	179	18	2,424
All other corporate bonds	20,472	767	299	20,940
Redeemable preferred stock	133	6	1	138

Total	$62,196	$2,460	$700	$63,956

Pre-refunded bonds of $8.46 billion and $9.52 billion at June 30, 2014 and December 31, 2013, respectively, were bonds for which states or municipalities have established irrevocable trusts, almost exclusively comprised of U.S. Treasury securities, which were created to satisfy their responsibility for payments of principal and interest.

Equity Securities

The cost and fair value of investments in equity securities were as follows:

		Gross Unrealized		Fair
(at June 30, 2014, in millions)	Cost	Gains	Losses	Value
Common stock	$396	$303	$—	$699
Non-redeemable preferred stock	252	31	2	281

Total	$648	$334	$2	$980

		Gross Unrealized		Fair
(at December 31, 2013, in millions)	Cost	Gains	Losses	Value
Common stock	$385	$226	$1	$610
Non-redeemable preferred stock	301	34	2	333

Total	$686	$260	$3	$943

Unrealized Investment Losses

The following tables summarize, for all investments in an unrealized loss position at June 30, 2014 and December 31, 2013, the aggregate fair value and gross unrealized loss by length of time those securities have been continuously in an unrealized loss position.  The fair value amounts reported in the tables are estimates that are prepared using the process described in note 4.

	Less than 12 months		12 months or longer		Total
(at June 30, 2014, in millions)	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses
Fixed maturities
U.S. Treasury securities and obligations of U.S. government and government agencies and authorities	$40	$1	$106	$5	$146	$6
Obligations of states, municipalities and political subdivisions	1,378	4	2,750	76	4,128	80
Debt securities issued by foreign governments	425	2	115	2	540	4
Mortgage-backed securities, collateralized mortgage obligations and pass-through securities	77	—	268	6	345	6
All other corporate bonds	1,015	7	2,914	88	3,929	95

Total fixed maturities	2,935	14	6,153	177	9,088	191

Equity securities
Common stock	29	—	1	—	30	—
Non-redeemable preferred stock	152	2	—	—	152	2

Total equity securities	181	2	1	—	182	2

Total	$3,116	$16	$6,154	$177	$9,270	$193

	Less than 12 months		12 months or longer		Total
(at December 31, 2013, in millions)	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses
Fixed maturities
U.S. Treasury securities and obligations of U.S. government and government agencies and authorities	$433	$12	$—	$—	$433	$12
Obligations of states, municipalities and political subdivisions	4,785	298	432	64	5,217	362
Debt securities issued by foreign governments	907	8	1	—	908	8
Mortgage-backed securities, collateralized mortgage obligations and pass-through securities	542	17	21	1	563	18
All other corporate bonds	6,887	253	421	46	7,308	299
Redeemable preferred stock	82	1	—	—	82	1

Total fixed maturities	13,636	589	875	111	14,511	700

Equity securities
Common stock	53	1	—	—	53	1
Non-redeemable preferred stock	147	2	—	—	147	2

Total equity securities	200	3	—	—	200	3

Total	$13,836	$592	$875	$111	$14,711	$703

The following table summarizes, for all fixed maturities and equity securities reported at fair value for which fair value is less than 80% of amortized cost at June 30, 2014, the gross unrealized investment loss by length of time those securities have continuously been in an unrealized loss position of greater than 20% of amortized cost:

	Period For Which Fair Value Is Less Than 80% of Amortized Cost
(at June 30, 2014, in millions)	3 Months or Less	Greater Than 3 Months, 6 Months or Less	Greater Than 6 Months, 12 Months or Less	Greater Than 12 Months	Total
Fixed maturities
Mortgage-backed securities	$—	$—	$—	$—	$—
Other	1	4	1	2	8
Total fixed maturities	1	4	1	2	8
Equity securities	—	—	—	—	—
Total	$1	$4	$1	$2	$8

These unrealized losses at June 30, 2014 represented less than 1% of the combined fixed maturity and equity security portfolios on a pretax basis and less than 1% of shareholders’ equity on an after-tax basis.

Impairment Charges

Impairment charges included in net realized investment gains in the consolidated statement of income were as follows:

	Three Months Ended June 30,		Six Months Ended June 30,
(in millions)	2014	2013	2014	2013

Fixed maturities
U.S. Treasury securities and obligations of U.S. government and government agencies and authorities	$—	$—	$—	$—
Obligations of states, municipalities and political subdivisions	—	—	—	—
Debt securities issued by foreign governments	—	—	—	—
Mortgage-backed securities, collateralized mortgage obligations and pass-through securities	1	1	1	2
All other corporate bonds	—	—	3	—
Redeemable preferred stock	—	—	—	—
Total fixed maturities	1	1	4	2

Equity securities
Common stock	—	1	5	1
Non-redeemable preferred stock	—	—	—	—
Total equity securities	—	1	5	1

Other investments	—	—	1	4
Total	$1	$2	$10	$7

The following tables present the cumulative amount of and the changes during the reporting period in the credit losses of other-than-temporary impairments (OTTI) on fixed maturities recognized in the consolidated statement of income for which a portion of the OTTI was recognized in other comprehensive income:

	2014
(for the three months ended June 30, in millions)	Cumulative OTTI Credit Losses Recognized for Securities Held, Beginning of Period	Additions for OTTI Securities Where No Credit Losses Were Previously Recognized	Additions for OTTI Securities Where Credit Losses Have Been Previously Recognized	Reductions Due to Sales/Defaults of Credit- Impaired Securities	Adjustments to Book Value of Credit- Impaired Securities due to Changes in Cash Flows	Cumulative OTTI Credit Losses Recognized for Securities Still Held, End of Period
Fixed maturities
Mortgage-backed securities, collateralized mortgage obligations and pass-through securities	$42	$—	$1	$—	$—	$43
All other corporate bonds	69	—	—	—	(3)	66
Total fixed maturities	$111	$—	$1	$—	$(3)	$109

(for the six months ended June 30, in millions)
Fixed maturities
Mortgage-backed securities, collateralized mortgage obligations and pass-through securities	$53	$—	$1	$(3)	$(8)	$43
All other corporate bonds	65	—	3	—	(2)	66
Total fixed maturities	$118	$—	$4	$(3)	$(10)	$109

	2013
(for the three months ended June 30, in millions)	Cumulative OTTI Credit Losses Recognized for Securities Held, Beginning of Period	Additions for OTTI Securities Where No Credit Losses Were Previously Recognized	Additions for OTTI Securities Where Credit Losses Have Been Previously Recognized	Reductions Due to Sales/Defaults of Credit- Impaired Securities	Adjustments to Book Value of Credit- Impaired Securities due to Changes in Cash Flows	Cumulative OTTI Credit Losses Recognized for Securities Still Held, End of Period
Fixed maturities
Mortgage-backed securities, collateralized mortgage obligations and pass-through securities	$55	$—	$1	$—	$(1)	$55
All other corporate bonds	71	—	—	—	(1)	70
Total fixed maturities	$126	$—	$1	$—	$(2)	$125

(for the six months ended June 30, in millions)
Fixed maturities
Mortgage-backed securities, collateralized mortgage obligations and pass-through securities	$55	$—	$2	$—	$(2)	$55
All other corporate bonds	72	—	—	—	(2)	70
Total fixed maturities	$127	$—	$2	$—	$(4)	$125

Derivative Financial Instruments

From time to time, the Company enters into U.S. Treasury note futures contracts to modify the effective duration of specific assets within the investment portfolio.  U.S. Treasury futures contracts require a daily mark-to-market and settlement with the broker.  At June 30, 2014 and December 31, 2013, the Company had $100 million and $0 notional value of open U.S. Treasury futures contracts, respectively.  Net realized investment gains in the three months ended June 30, 2014 and 2013 included net losses of $1 million and net gains of $134 million, respectively, related to U.S. Treasury futures contracts.  Net realized investment gains in the six months ended June 30, 2014 and 2013 included net losses of $0.2 million and net gains of $115 million, respectively, related to U.S. Treasury futures contracts.